Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	June 30, 2026	December 31, 2025
	(in thousands)
	£	£
Cash and cash equivalents	19,503	24,251